Related Party disclosure - Total Amount of Transactions Conducted with Related Party (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major shareholder - SFoods Inc. [member]
Disclosure of transactions between related parties [line items]
Purchase of ingredients	¥ 15,253,466	¥ 9,227,999	¥ 5,668,070